Goodwill	12 Months Ended
Jan. 31, 2024
Goodwill
Goodwill

Note 9 – Goodwill

Goodwill is recorded when the consideration paid for an acquisition of a business exceeds the fair value of identifiable net tangible and intangible assets acquired. The following table summarizes the changes in goodwill since January 31, 2022:

	January 31,	January 31,
	2024	2023
Balance at beginning of period	675,647	608,761
Acquisition of NetCHB	—	26,797
Acquisition of Foxtrot	—	1,527
Acquisition of XPS	—	43,529
Acquisition of Supply Vision	—	6,763
Acquisition of GroundCloud	82,750	—
Acquisition of Localz	954	—
Adjustments on account of foreign exchange	1,062	(11,730)
Balance at end of period	760,413	675,647